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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         KKR Asset Management LLC
                 ---------------------------------
   Address:      555 California Street, 50th Floor
                 ---------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-14775
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nicole Macarchuk
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (415) 315-6538
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Nicole Macarchuk          San Francisco, CA      May 15, 2013
   -------------------------------    -----------------   ------------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 65
                                        --------------------

Form 13F Information Table Value Total: $664,616
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

      1       28-12880                  Kohlberg Kravis Roberts & Co. L.P.
    ------       -----------------      ----------------------------------

                           FORM 13F INFORMATION TABLE
                            KKR ASSET MANAGEMENT LLC
                        FOR QUARTER ENDED MARCH 31, 2013

                                                                                                                   VOTING AUTHORITY
                                                        VALUE (x SHRS OR PRN SH/           INVESTMENT     OTHER  -------------------
     NAME OF ISSUER           TITLE OF CLASS    CUSIP    $1000)      AMT     PRN  PUT/CALL DISCRETION   MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BEAM INC                     COM              073730103    7,193     113,200 SH            SHARED-OTHER 1               113,200
BROWN FORMAN CORP            CL B             115637209    8,925     125,000 SH            SHARED-OTHER 1               125,000
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209    4,739      79,700 SH            SHARED-OTHER 1                79,700
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109      524      35,000 SH            SHARED-OTHER 1                35,000
CAMERON INTERNATIONAL CORP   COM              13342B105    6,663     102,200 SH            SHARED-OTHER 1               102,200
CATERPILLAR INC DEL          COM              149123101   24,534     282,100 SH            SHARED-OTHER 1               282,100
CBS CORP NEW                 CL B             124857202   10,178     218,000 SH            SHARED-OTHER 1               218,000
CEMEX SAB DE CV              SPON ADR NEW     151290889    8,872     755,700 SH            SHARED-OTHER 1               755,700
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH  167250109    6,968     112,200 SH            SHARED-OTHER 1               112,200
CISCO SYS INC                COM              17275R102    5,046     241,500 SH            SHARED-OTHER 1               241,500
CIT GROUP INC                COM NEW          125581801   14,775     339,800 SH            SHARED-OTHER 1               339,800
CNH GLOBAL N V               SHS NEW          N20935206    4,372     105,800 SH            SHARED-OTHER 1               105,800
COMVERSE INC                 COM              20585P105   24,759     882,973 SH            SHARED-OTHER 1               882,973
COSTCO WHSL CORP NEW         COM              22160K105    9,454      89,100 SH            SHARED-OTHER 1                89,100
CYTEC INDS INC               COM              232820100    6,897      93,100 SH            SHARED-OTHER 1                93,100
DISNEY WALT CO               COM DISNEY       254687106   18,943     333,500 SH            SHARED-OTHER 1               333,500

                                                                                                                   VOTING AUTHORITY
                                                        VALUE (x SHRS OR PRN SH/           INVESTMENT     OTHER  -------------------
     NAME OF ISSUER           TITLE OF CLASS    CUSIP    $1000)      AMT     PRN  PUT/CALL DISCRETION   MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC          COM              26969P108   11,047     165,800 SH            SHARED-OTHER 1               165,800
EBAY INC                     COM              278642103   13,360     246,400 SH            SHARED-OTHER 1               246,400
EDUCATION MGMT CORP NEW      COM              28140M103       92      25,000 SH            SHARED-OTHER 1                25,000
ENBRIDGE INC                 COM              29250N105   16,298     350,200 SH            SHARED-OTHER 1               350,200
EOG RES INC                  COM              26875P101    6,954      54,300 SH            SHARED-OTHER 1                54,300
EQUINIX INC                  COM NEW          29444U502   14,904      68,900 SH            SHARED-OTHER 1                68,900
FMC TECHNOLOGIES INC         COM              30249U101    6,320     116,200 SH            SHARED-OTHER 1               116,200
FRANCESCAS HLDGS CORP        COM              351793104    2,906     101,200 SH            SHARED-OTHER 1               101,200
GENERAL MTRS CO              COM              37045V100   20,257     728,140 SH            SHARED-OTHER 1               728,140
GENERAL MTRS CO              *W EXP 07/10/201 37045V118    5,798     312,401 SH            SHARED-OTHER 1               312,401
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    3,683     312,401 SH            SHARED-OTHER 1               312,401
GNC HLDGS INC                COM CL A         36191G107    5,421     138,000 SH            SHARED-OTHER 1               138,000
GRAINGER W W INC             COM              384802104   22,790     101,300 SH            SHARED-OTHER 1               101,300
GREAT LAKES DREDGE & DOCK CO COM              390607109      374      55,550 SH            SHARED-OTHER 1                55,550
HESS CORP                    COM              42809H107   12,525     174,900 SH            SHARED-OTHER 1               174,900
HOME DEPOT INC               COM              437076102   12,218     175,100 SH            SHARED-OTHER 1               175,100
HOME DEPOT INC               COM              437076102    8,374     120,000 SH  CALL      SHARED-OTHER 1               120,000
INTERCONTINENTALEXCHANGE INC COM              45865V100   16,568     101,600 SH            SHARED-OTHER 1               101,600
ISHARES INC                  MSCI BRAZIL CAPP 464286400    4,130      75,800 SH            SHARED-OTHER 1                75,800

                                                                                                                   VOTING AUTHORITY
                                                        VALUE (x SHRS OR PRN SH/           INVESTMENT     OTHER  -------------------
     NAME OF ISSUER           TITLE OF CLASS    CUSIP    $1000)      AMT     PRN  PUT/CALL DISCRETION   MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    4,450     250,000 SH            SHARED-OTHER 1               250,000
LAMAR ADVERTISING CO         CL A             512815101   12,145     250,000 SH            SHARED-OTHER 1               250,000
LOWES COS INC                COM              548661107   10,538     277,900 SH            SHARED-OTHER 1               277,900
MARATHON OIL CORP            COM              565849106    8,794     260,800 SH            SHARED-OTHER 1               260,800
MEADWESTVACO CORP            COM              583334107   18,361     505,800 SH            SHARED-OTHER 1               505,800
MENS WEARHOUSE INC           COM              587118100    4,642     138,900 SH            SHARED-OTHER 1               138,900
MGM RESORTS INTERNATIONAL    COM              552953101    9,074     690,000 SH            SHARED-OTHER 1               690,000
MOHAWK INDS INC              COM              608190104    9,072      80,200 SH            SHARED-OTHER 1                80,200
NAVISTAR INTL CORP NEW       COM              63934E108    2,316      67,000 SH            SHARED-OTHER 1                67,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408    2,210     133,400 SH            SHARED-OTHER 1               133,400
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101    2,185     120,400 SH            SHARED-OTHER 1               120,400
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    1,159      16,800 SH            SHARED-OTHER 1                16,800
PPG INDS INC                 COM              693506107   11,546      86,200 SH            SHARED-OTHER 1                86,200
ROSS STORES INC              COM              778296103    3,874      63,900 SH            SHARED-OTHER 1                63,900
ROSS STORES INC              COM              778296103    4,850      80,000 SH  CALL      SHARED-OTHER 1                80,000
SBA COMMUNICATIONS CORP      COM              78388J106   10,440     145,000 SH            SHARED-OTHER 1               145,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   15,960     876,515 SH            SHARED-OTHER 1               876,515
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209   11,972     260,200 SH            SHARED-OTHER 1               260,200

                                                                                                                   VOTING AUTHORITY
                                                        VALUE (x SHRS OR PRN SH/           INVESTMENT     OTHER  -------------------
     NAME OF ISSUER           TITLE OF CLASS    CUSIP    $1000)      AMT     PRN  PUT/CALL DISCRETION   MANAGERS SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100    2,308      58,900 SH            SHARED-OTHER 1                58,900
SOUTHERN COPPER CORP         COM              84265V105    4,779     127,200 SH            SHARED-OTHER 1               127,200
THE ADT CORPORATION          COM              00101J106   20,437     417,600 SH            SHARED-OTHER 1               417,600
TJX COS INC NEW              COM              872540109    4,109      87,900 SH            SHARED-OTHER 1                87,900
TOLL BROTHERS INC            COM              889478103    6,684     195,200 SH            SHARED-OTHER 1               195,200
TRANSDIGM GROUP INC          COM              893641100   18,702     122,300 SH            SHARED-OTHER 1               122,300
ULTA SALON COSMETCS & FRAG I COM              90384S303   10,088     124,100 SH            SHARED-OTHER 1               124,100
VERIFONE SYS INC             COM              92342Y109    8,866     428,700 SH            SHARED-OTHER 1               428,700
VERINT SYS INC               COM              92343X100   60,165   1,646,088 SH            SHARED-OTHER 1             1,646,088
WABCO HLDGS INC              COM              92927K102    9,088     128,741 SH            SHARED-OTHER 1               128,741
WILLIAMS COS INC DEL         COM              969457100   19,037     508,200 SH            SHARED-OTHER 1               508,200
WYNDHAM WORLDWIDE CORP       COM              98310W108    9,904     153,600 SH            SHARED-OTHER 1               153,600